UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-07577

                  WM Strategic Asset Management Portfolios, LLC
               (Exact name of registrant as specified in charter)

                   1201 Third Avenue, 22nd Floor, Seattle, WA
                 98101 (Address of principal executive offices)
                                   (Zip code)

                                  John T. West
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                      Date of fiscal year end: October 31st

                    Date of reporting period: April 30, 2003

LOGO: WM GROUP OF FUNDS

STRATEGIC
ASSET
MANAGEMENT
PORTFOLIOS

Common sense. Uncommon solutions.

1st Photo: House on a hill, overlooking a mountain top.
2nd Photo: Night photo of city and bridge.

SEMI-ANNUAL REPORT
for the period ended
April 30, 2003

WM Strategic Asset Management Portfolios

                Flexible Income Portfolio

                Conservative Balanced Portfolio

                Balanced Portfolio

                Conservative Growth Portfolio

                Strategic Growth Portfolio



                Table of Contents

                Message from the President ........................  1

                Statements of Assets and Liabilities ..............  2

                Statements of Operations ..........................  4

                Statements of Changes in Net Assets ...............  5

                Statements of Changes in Net
                Assets - Capital Stock Activity ...................  6

                Financial Highlights ..............................  8

                Portfolio of Investments .......................... 14

                Notes to Financial Statements (unaudited) ......... 17


NOT FDIC INSURED
o May Lose Value
o No Bank Guarantee

PHOTO of Willima G. Papesh

Dear Shareholder,

The first half of our fiscal year closed with a set of decisive geopolitical events and late-period equity market gains.1 The military conflict in Iraq commenced in March and concluded shortly after period-end, brevity that we hope will inspire a tempering of global tensions. We also saw encouraging signs of improvement in economic and market conditions. Equity markets rallied to conclude the six-month period ended April 30, 2003 as the Standard & Poor's 500 Index gained 4.47%.2 Corporate earnings also showed some signs of change for the better, but true revenue-driven profit growth remains somewhat elusive and difficult to garner for many firms. With these conditions in mind, we feel that time is still needed before we can declare a full economic recovery.

Corporate bonds, particularly lower-rated issues, were among the strongest performing major asset classes during the period. Interest rates continued their slide to 40-year lows, while Treasury yields actually dropped slightly during the period. These factors helped to boost the performance of bond investments, where prices generally move in the opposite direction of yields. In fact, bonds have outperformed stocks in each of the past three calendar years, averaging more than 10% per year from 2000 to 2002. Conversely, stocks declined by an average of more than 14% per year over the same time period.3

As a result of positive bond market performance, bond fund investments continued to gain in popularity compared to equity funds during the period, as measured by cash inflows. However, investors should be aware of the pitfalls associated with chasing short-term past performance. Assets that have shown the best results in a certain period may not necessarily repeat this strong performance in the next. For this reason, we have always recommended a strategy that utilizes diversification and asset allocation to help protect investor assets through a variety of financial market conditions. We also suggest that investors regularly elicit the expertise of a financial advisor. With the guidance of these investment professionals, investors can take the actions necessary to keep their investment portfolios aligned with their goals regardless of market fluctuations.

To provide additional opportunities for diversification, we introduced the WM REIT Fund in March. The Fund invests primarily in real estate investment trust
(REIT) securities and seeks to take advantage of their dividend-producing potential. We believe that the WM REIT Fund adds depth and breadth to the overall WM Group of Funds family and that it has the capability of enhancing risk management opportunities available through the WM Strategic Asset Management Portfolios.

At the WM Group of Funds, our focus on risk management has remained in place throughout the past three years of significantly volatile equity market performance. It is a fundamental aspect of our investment philosophy, and we will continue to stress this approach as economic conditions and equity markets change. Our firm and our investment products have evolved over the years, and yet our commitment to a risk management discipline remains at the core of the investment options we offer.

As we look toward the second half of our fiscal year, we are unwavering in our belief that the strict investment discipline that has guided us for more than 60 years is the right course through the current market uncertainty. We thank you for your continued confidence and trust in the WM Group of Funds.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President





1    As measured by the Standard & Poor's 500 Index.

2 Source: Ibbotson Associates. Index performance information represents total return from November 1, 2002 through April 30, 2003 and includes the reinvestment of dividends and capital gains.

3 Source: Ibbotson Associates. Stocks are measured by the S&P 500 Index. Bonds are measured by the Lehman Brothers Aggregate Bond Index. Index performance information represents average annual total returns from January 1, 2000 through December 31, 2002, and includes the reinvestment of dividends and capital gains.

Note: Indices are unmanaged, and an investment cannot be made directly in an index.

STATEMENTS of ASSETS and LIABILITIES

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

APRIL 30, 2003 (UNAUDITED)

                                                  FLEXIBLE      CONSERVATIVE                      CONSERVATIVE      STRATEGIC
                                                   INCOME        BALANCED          BALANCED          GROWTH          GROWTH
                                                 PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                              --------------   --------------   --------------   --------------   --------------
ASSETS:
Investments, at value (a) .................   $  544,405,137   $  156,170,863   $1,452,933,824   $1,136,918,345   $  602,669,919
Receivable for Portfolio shares sold ......        4,533,381        2,226,918        7,873,197        4,194,283        1,731,061
Prepaid expenses and other assets .........              578              340            2,108              246              231
                                              --------------   --------------   --------------   --------------   --------------
   Total Assets ...........................      548,939,096      158,398,121    1,460,809,129    1,141,112,874      604,401,211
                                              --------------   --------------   --------------   --------------   --------------
LIABILITIES:
Payable for Portfolio shares redeemed .....        1,917,241          129,574        2,141,889        1,205,744        1,014,989
Payable for investment securities purchased          706,000        1,177,000        2,369,000          721,000          830,000
Investment advisory fee payable ...........          282,580           66,728          729,083          579,528          307,873
Shareholder servicing and distribution
   fees payable ...........................          328,327           92,688          845,537          662,530          362,971
Transfer agent fees payable ...............           26,832            6,131           99,027          135,859          115,108
Accrued expenses and other payables .......           60,757           26,419          203,086          240,210          162,760
                                              --------------   --------------   --------------   --------------   --------------
   Total Liabilities ......................        3,321,737        1,498,540        6,387,622        3,544,871        2,793,701
                                              --------------   --------------   --------------   --------------   --------------
NET ASSETS ................................   $  545,617,359   $  156,899,581   $1,454,421,507   $1,137,568,003   $  601,607,510
                                              ==============   ==============   ==============   ==============   ==============
(a) Investments, at cost ..................   $  538,589,426   $  154,554,800   $1,545,732,311   $1,297,900,465   $  755,282,123
                                              ==============   ==============   ==============   ==============   ==============

                       See Notes to Financial Statements.

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

APRIL 30, 2003 (UNAUDITED)

                                                 FLEXIBLE        CONSERVATIVE                       CONSERVATIVE        STRATEGIC
                                                  INCOME          BALANCED          BALANCED           GROWTH            GROWTH
                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO          PORTFOLIO
                                             ---------------  ---------------   ---------------   ---------------   ---------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ......  $    1,826,669   $       385,264   $     1,696,927   $        40,430   $    (2,036,360)
Accumulated net realized loss on
   investment transactions ................      (6,483,488)       (2,860,421)      (57,066,659)      (55,004,512)      (42,578,734)
Net unrealized appreciation/
   (depreciation) of investments ..........       5,815,711         1,616,063       (92,798,487)     (160,982,120)     (152,612,204)
Paid-in capital ...........................     544,458,467       157,758,675     1,602,589,726     1,353,514,205       798,834,808
                                             --------------   ---------------   ---------------   ---------------   ---------------
   Total Net Assets .......................  $  545,617,359   $   156,899,581   $ 1,454,421,507   $ 1,137,568,003   $   601,607,510
                                             ==============   ===============   ===============   ===============   ===============
NET ASSETS:
Class A Shares ............................  $  177,390,816   $    48,828,929   $   510,223,965   $   400,513,230   $   188,383,493
                                             ==============   ===============   ===============   ===============   ===============
Class B Shares ............................  $  320,691,572   $    82,611,806   $   836,893,295   $   651,997,503   $   369,092,257
                                             ==============   ===============   ===============   ===============   ===============
Class C Shares ............................  $   47,534,971   $    25,458,846   $   107,304,247   $    85,057,270   $    44,131,760
                                             ==============   ===============   ===============   ===============   ===============
SHARES OUTSTANDING:
Class A Shares ............................      16,849,320         5,316,369        47,949,156        37,194,921        17,118,134
                                             ==============   ===============   ===============   ===============   ===============
Class B Shares ............................      30,505,275         9,006,780        78,812,265        61,920,029        34,551,088
                                             ==============   ===============   ===============   ===============   ===============
Class C Shares ............................       4,536,276         2,782,334        10,134,991         8,111,301         4,128,850
                                             ==============   ===============   ===============   ===============   ===============
CLASS A SHARES:
Net asset value per share of beneficial
   interest outstanding * .................  $        10.53   $          9.18   $         10.64   $         10.77   $         11.00
                                             ==============   ===============   ===============   ===============   ===============
Maximum sales charge ......................           4.50%             5.50%             5.50%             5.50%             5.50%
                                             ==============   ===============   ===============   ===============   ===============
Maximum offering price per share
   of beneficial interest outstanding .....  $        11.03   $          9.71   $         11.26   $         11.40   $         11.64
                                             ==============   ===============   ===============   ===============   ===============
CLASS B SHARES:
Net asset value and offering price
   per share of beneficial
   interest outstanding * .................  $        10.51   $          9.17   $         10.62   $         10.53   $         10.68
                                             ==============   ===============   ===============   ===============   ===============
CLASS C SHARES:
Net asset value per share of beneficial
   interest outstanding * .................  $        10.48   $          9.15   $         10.59   $         10.49   $         10.69
                                             ==============   ===============   ===============   ===============   ===============
Maximum sales charge ......................           1.00%             1.00%             1.00%             1.00%             1.00%
                                             ==============   ===============   ===============   ===============   ===============
Maximum offering price per share
   of beneficial interest outstanding .....  $        10.59   $          9.24   $         10.70   $         10.60   $         10.80
                                             ==============   ===============   ===============   ===============   ===============


------------------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                    FLEXIBLE       CONSERVATIVE                   CONSERVATIVE     STRATEGIC
                                                      INCOME         BALANCED       BALANCED        GROWTH          GROWTH
                                                    PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends from investment company securities ..   $ 11,975,533    $  2,790,898    $ 23,312,856    $ 15,484,126    $  5,867,091
Interest ......................................         13,012           5,863         265,029          12,874           9,729
                                                  ------------    ------------    ------------    ------------    ------------
   Total investment income ....................     11,988,545       2,796,761      23,577,885      15,497,000       5,876,820
                                                  ------------    ------------    ------------    ------------    ------------
EXPENSES:
Investment advisory fee .......................      1,514,141         396,067       4,149,373       3,415,002       1,813,575
Custodian fees ................................          1,396           1,450           2,048           2,115           1,982
Legal and audit fees ..........................         20,000          13,516          36,740          33,708          24,815
Registration and filing fees ..................         38,977          30,796          60,809          61,614          42,206
Other .........................................        108,395          36,595         331,380         312,985         223,963
Shareholder servicing and distribution fees:
   Class A Shares .............................        196,253          46,624         566,092         454,703         214,166
   Class B Shares .............................      1,381,573         336,622       3,853,247       3,135,395       1,762,719
   Class C Shares .............................        162,861          86,217         384,765         324,221         170,735
Transfer agent fees:
   Class A Shares .............................         48,744          14,465         171,585         188,262         155,831
   Class B Shares .............................         97,865          30,962         350,590         377,532         303,023
   Class C Shares .............................          7,386           4,123          20,164          22,551          15,670
                                                  ------------    ------------    ------------    ------------    ------------
   Total expenses .............................      3,577,591         997,437       9,926,793       8,328,088       4,728,685
Fees waived by the investment advisor .........             --         (40,720)             --              --              --
Fees reduced by custodian credits .............             (5)             (1)            (68)             --              --
                                                  ------------    ------------    ------------    ------------    ------------
   Net expenses ...............................      3,577,586         956,716       9,926,725       8,328,088       4,728,685
                                                  ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME .........................      8,410,959       1,840,045      13,651,160       7,168,912       1,148,135
                                                  ------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized loss on investment transactions ..     (2,900,183)     (1,862,319)    (23,365,149)    (27,792,209)    (18,516,023)
Net change in unrealized depreciation of
   investments ................................     20,733,822       7,124,033      75,564,620      71,712,826      42,229,976
                                                  ------------    ------------    ------------    ------------    ------------
Net realized and unrealized gain on investments     17,833,639       5,261,714      52,199,471      43,920,617      23,713,953
                                                  ------------    ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..................   $ 26,244,598    $  7,101,759    $ 65,850,631    $ 51,089,529    $ 24,862,088
                                                  ============    ============    ============    ============    ============


                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                          FLEXIBLE         CONSERVATIVE
                                                           INCOME            BALANCED           BALANCED
                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       ---------------    ---------------    ---------------
Net investment income ..............................   $     8,410,959    $     1,840,045    $    13,651,160
Net realized loss on investment transactions .......        (2,900,183)        (1,862,319)       (23,365,149)
Net change in unrealized depreciation of investments        20,733,822          7,124,033         75,564,620
                                                       ---------------    ---------------    ---------------
Net increase in net assets resulting from operations        26,244,598          7,101,759         65,850,631
Distributions to shareholders from:
   Net investment income:
    Class A Shares .................................        (3,130,708)          (629,725)        (5,878,811)
    Class B Shares .................................        (4,538,181)          (878,695)        (7,231,206)
    Class C Shares .................................          (542,006)          (235,690)          (747,789)
   Net realized gains on investments:
    Class A Shares .................................          (232,618)              --                 --
    Class B Shares .................................          (399,521)              --                 --
    Class C Shares .................................           (38,190)              --                 --
Net increase in net assets from
   Portfolio share transactions:
    Class A Shares .................................        26,885,854         16,058,476         68,380,975
    Class B Shares .................................        65,447,634         21,712,567         62,855,617
    Class C Shares .................................        25,534,193         14,141,203         49,015,512
                                                       ---------------    ---------------    ---------------
Net increase in net assets .........................       135,231,055         57,269,895        232,244,929
NET ASSETS:
Beginning of period ................................       410,386,304         99,629,686      1,222,176,578
                                                       ---------------    ---------------    ---------------
End of period ......................................   $   545,617,359    $   156,899,581    $ 1,454,421,507
                                                       ===============    ===============    ===============
Undistributed net investment income/
   (accumulated net investment loss)
   at end of period ................................   $     1,826,669    $       385,264    $     1,696,927
                                                       ===============    ===============    ===============


FOR THE YEAR ENDED OCTOBER 31, 2002
Net investment income/(loss) .......................   $    12,423,025    $     1,989,699    $    24,563,106
Net realized loss on investment transactions .......        (2,592,240)          (496,892)       (26,955,744)
Capital gain distributions received ................         1,289,622            323,765         13,163,931
Net change in unrealized depreciation
   of investments ..................................       (13,461,089)        (4,349,613)      (118,704,007)
                                                       ---------------    ---------------    ---------------
Net decrease in net assets resulting
   from operations .................................        (2,340,682)        (2,533,041)      (107,932,714)
Distributions to shareholders from:
   Net investment income:
    Class A Shares .................................        (4,941,692)          (584,187)       (12,177,297)
    Class B Shares .................................        (6,337,732)        (1,184,982)       (16,952,948)
    Class C Shares .................................          (194,560)           (86,030)          (350,721)
   Net realized gains on investments:
    Class A Shares .................................          (820,545)              --           (8,666,628)
    Class B Shares .................................        (1,134,171)              --          (15,401,167)
Net increase in net assets from
   Portfolio share transactions:
    Class A Shares .................................        40,129,172         19,943,641         98,182,081
    Class B Shares .................................       107,929,014         30,512,768        177,184,385
    Class C Shares .................................        20,861,722         10,751,291         57,292,851
                                                       ---------------    ---------------    ---------------
Net increase in net assets .........................       153,150,526         56,819,460        171,177,842
NET ASSETS:
Beginning of year ..................................       257,235,778         42,810,226      1,050,998,736
                                                       ---------------    ---------------    ---------------
End of year ........................................   $   410,386,304    $    99,629,686    $ 1,222,176,578
                                                       ===============    ===============    ===============
Undistributed net investment income/
   (accumulated net investment loss)
   at end of year ..................................   $     1,626,605    $       289,329    $     1,903,573
                                                       ===============    ===============    ===============

                                                        CONSERVATIVE         STRATEGIC
                                                            GROWTH             GROWTH
                                                           PORTFOLIO          PORTFOLIO
                                                       ---------------    ---------------
Net investment income ..............................   $     7,168,912    $     1,148,135
Net realized loss on investment transactions .......       (27,792,209)       (18,516,023)
Net change in unrealized depreciation of investments        71,712,826         42,229,976
                                                       ---------------    ---------------
Net increase in net assets resulting from operations        51,089,529         24,862,088
Distributions to shareholders from:
   Net investment income:
    Class A Shares .................................        (3,324,777)              --
    Class B Shares .................................        (3,560,866)              --
    Class C Shares .................................          (394,618)              --
   Net realized gains on investments:
    Class A Shares .................................        (1,207,378)        (1,363,712)
    Class B Shares .................................        (2,172,745)        (2,912,460)
    Class C Shares .................................          (189,450)          (239,793)
Net increase in net assets from
   Portfolio share transactions:
    Class A Shares .................................        39,049,475         15,062,807
    Class B Shares .................................         4,861,914          6,176,209
    Class C Shares .................................        33,844,233         16,041,185
                                                       ---------------    ---------------
Net increase in net assets .........................       117,995,317         57,626,324
NET ASSETS:
Beginning of period ................................     1,019,572,686        543,981,186
                                                       ---------------    ---------------
End of period ......................................   $ 1,137,568,003    $   601,607,510
                                                       ===============    ===============
Undistributed net investment income/
   (accumulated net investment loss)
   at end of period ................................   $        40,430    $    (2,036,360)
                                                       ===============    ===============


FOR THE YEAR ENDED OCTOBER 31, 2002
Net investment income/(loss) .......................   $     9,708,842    $    (1,762,837)
Net realized loss on investment transactions .......       (22,354,871)       (19,276,417)
Capital gain distributions received ................        16,146,584         11,335,484
Net change in unrealized depreciation
   of investments ..................................      (157,996,634)      (102,508,118)
                                                       ---------------    ---------------
Net decrease in net assets resulting
   from operations .................................      (154,496,079)      (112,211,888)
Distributions to shareholders from:
   Net investment income:
    Class A Shares .................................        (6,666,523)        (1,747,932)
    Class B Shares .................................        (7,958,370)        (1,410,113)
    Class C Shares .................................          (166,866)              --
   Net realized gains on investments:
    Class A Shares .................................       (10,695,459)        (5,806,231)
    Class B Shares .................................       (21,727,603)       (14,696,936)
Net increase in net assets from
   Portfolio share transactions:
    Class A Shares .................................        95,094,711         52,002,496
    Class B Shares .................................       117,499,855         58,617,939
    Class C Shares .................................        52,961,138         30,810,756
                                                       ---------------    ---------------
Net increase in net assets .........................        63,844,804          5,558,091
NET ASSETS:
Beginning of year ..................................       955,727,882        538,423,095
                                                       ---------------    ---------------
End of year ........................................   $ 1,019,572,686    $   543,981,186
                                                       ===============    ===============
Undistributed net investment income/
   (accumulated net investment loss)
   at end of year ..................................   $       151,779    $    (3,184,495)
                                                       ===============    ===============


                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets-- CAPITAL stock ACTIVITY

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                                                                             CONSERVATIVE
                                        FLEXIBLE INCOME PORTFOLIO          BALANCED PORTFOLIO               BALANCED PORTFOLIO
                                    -----------------------------   ------------------------------   ------------------------------
                                       SIX MONTHS                    SIX MONTHS                       SIX MONTHS
                                          ENDED                         ENDED                            ENDED
                                        04/30/03      YEAR ENDED      04/30/03         YEAR ENDED      04/30/03         YEAR ENDED
                                       (UNAUDITED)     10/31/02      (UNAUDITED)        10/31/02      (UNAUDITED)        10/31/02
                                    --------------  -------------   -------------    -------------   -------------    -------------
AMOUNT
  CLASS A:
   Sold........................      $  47,290,747  $  84,412,208   $  23,461,624    $  26,561,725   $ 123,445,691    $ 208,700,548
   Issued as reinvestment
      of dividends.............          3,074,070      5,430,181         597,423          545,400       5,699,823       20,362,056
   Redeemed....................        (23,478,963)   (49,713,217)     (8,000,571)      (7,163,484)    (60,764,539)    (130,880,523)
                                     -------------  -------------   -------------    -------------   -------------    -------------
   Net increase................      $  26,885,854  $  40,129,172   $  16,058,476    $  19,943,641   $  68,380,975    $  98,182,081
                                     =============  =============   =============    =============   =============    =============
  CLASS B:
   Sold........................      $  97,309,568   $167,150,115   $  32,728,955    $  47,338,465   $ 151,953,696    $ 364,028,978
   Issued as reinvestment
      of dividends.............          4,544,722      6,883,675         833,827        1,120,605       7,009,958       31,578,926
   Redeemed....................        (36,406,656)   (66,104,776)    (11,850,215)     (17,946,302)    (96,108,037)    (218,423,519)
                                     -------------  -------------   -------------    -------------   -------------    -------------
   Net increase................      $  65,447,634   $107,929,014   $  21,712,567    $  30,512,768   $  62,855,617    $ 177,184,385
                                     =============  =============   =============    =============   =============    =============
  CLASS C:
   Sold........................      $  31,378,363  $  24,293,018   $  17,385,618    $  13,027,528   $  56,544,767    $  61,849,073
   Issued as reinvestment
      of dividends.............            541,526        186,408         225,121           82,212         723,659          339,699
   Redeemed....................         (6,385,696)    (3,617,704)     (3,469,536)      (2,358,449)     (8,252,914)      (4,895,921)
                                     -------------  -------------   -------------    -------------   -------------    -------------
   Net increase................      $  25,534,193  $  20,861,722   $  14,141,203    $  10,751,291   $  49,015,512    $  57,292,851
                                     =============  =============   =============    =============   =============    =============

SHARES
  CLASS A:
   Sold........................          4,594,991      8,154,853       2,625,077        2,941,946      11,949,404       18,913,717
   Issued as reinvestment
      of dividends.............            300,813        520,200          67,246           59,724         554,808        1,789,576
   Redeemed....................         (2,278,523)    (4,778,917)       (894,354)        (782,349)     (5,892,888)     (12,103,718)
                                     -------------  -------------   -------------    -------------   -------------    -------------
   Net increase................          2,617,281      3,896,136       1,797,969        2,219,321       6,611,324        8,599,575
                                     =============  =============   =============    =============   =============    =============
  CLASS B:
   Sold........................          9,471,188     16,178,625       3,662,518        5,217,185      14,721,913       32,803,008
   Issued as reinvestment
      of dividends.............            444,908        660,627          93,899          122,074         682,834        2,763,071
   Redeemed....................         (3,537,650)    (6,398,520)     (1,332,227)      (1,995,076)     (9,354,694)     (20,505,876)
                                     -------------  -------------   -------------    -------------   -------------    -------------
   Net increase................          6,378,446     10,440,732       2,424,190        3,344,183       6,050,053       15,060,203
                                     =============  =============   =============    =============   =============    =============
  CLASS C:
   Sold........................          3,064,066      2,380,884       1,952,455        1,453,867       5,502,051        5,812,421
   Issued as reinvestment
      of dividends.............             53,159         18,439          25,408            9,292          70,722           32,960
   Redeemed....................           (622,497)      (357,775)       (388,699)        (269,989)       (804,511)        (478,652)
                                     -------------  -------------   -------------    -------------   -------------    -------------
   Net increase................          2,494,728      2,041,548       1,589,164        1,193,170       4,768,262        5,366,729
                                     =============  =============   =============    =============   =============    =============



                       See Notes to Financial Statements.

                                           CONSERVATIVE GROWTH
                                                PORTFOLIO             STRATEGIC GROWTH PORTFOLIO
                                     ----------------------------   ----------------------------
                                       SIX MONTHS                    SIX MONTHS
                                          ENDED                          ENDED
                                        04/30/03      YEAR ENDED       04/30/03      YEAR ENDED
                                      (UNAUDITED)     10/31/02       (UNAUDITED)     10/31/02
                                     -------------   ------------   -------------  -------------
AMOUNT
  CLASS A:
   Sold........................      $  78,769,868   $176,718,838   $  39,045,894   $ 88,781,158
   Issued as reinvestment
      of dividends.............          4,442,836     17,034,761       1,343,689      7,459,192
   Redeemed....................        (44,163,229)   (98,658,888)    (25,326,776)   (44,237,854)
                                     -------------   ------------   -------------  -------------
   Net increase................      $  39,049,475   $ 95,094,711   $  15,062,807   $ 52,002,496
                                     =============   ============   =============  =============
  CLASS B:
   Sold........................      $  81,477,678   $270,723,102   $  41,972,426   $153,986,321
   Issued as reinvestment
      of dividends.............          5,613,113     29,089,982       2,862,520     15,823,064
   Redeemed....................        (82,228,877)  (182,313,229)    (38,658,737)  (111,191,446)
                                     -------------   ------------   -------------  -------------
   Net increase................      $   4,861,914   $117,499,855   $   6,176,209  $  58,617,939
                                     =============   ============   =============  =============
  CLASS C:
   Sold........................      $  41,664,210   $ 57,059,145   $  18,726,152  $  32,857,698
   Issued as reinvestment
      of dividends.............            566,268        163,114         236,442             --
   Redeemed....................         (8,386,245)    (4,261,121)     (2,921,409)    (2,046,942)
                                     -------------   ------------   -------------  -------------
   Net increase................      $  33,844,233   $ 52,961,138   $  16,041,185  $  30,810,756
                                     =============   ============   =============  =============

SHARES
  CLASS A:
   Sold........................          7,539,697     15,125,354       3,666,448      7,241,116
   Issued as reinvestment
      of dividends.............            425,978      1,389,290         123,956        553,561
   Redeemed....................         (4,275,798)    (8,885,639)     (2,382,533)    (3,832,603)
                                     -------------   ------------   -------------  -------------
   Net increase................          3,689,877      7,629,005       1,407,871      3,962,074
                                     =============   ============   =============  =============
  CLASS B:
   Sold........................          7,978,754     23,374,623       4,050,135     12,524,785
   Issued as reinvestment
      of dividends.............            547,939      2,391,976         271,029      1,202,834
   Redeemed....................         (8,132,175)   (16,829,157)     (3,783,536)    (9,806,674)
                                     -------------   ------------   -------------  -------------
   Net increase................            394,518      8,937,442         537,628      3,920,945
                                     =============   ============   =============  =============
  CLASS C:
   Sold........................          4,098,346      5,198,735       1,811,609      2,779,004
   Issued as reinvestment
      of dividends.............             55,578         15,672          22,391             --
   Redeemed....................           (834,904)      (422,126)       (287,264)      (196,890)
                                     -------------   ------------   -------------  -------------
   Net increase................          3,319,020      4,792,281       1,546,736      2,582,114
                                     =============   ============   =============  =============


                       See Notes to Financial Statements.

FINANCIAL highlights

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                   INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                               ----------------------------------------   ------------------------------------------
                                                              NET REALIZED
                                                                  AND                      DIVIDENDS    DISTRIBUTIONS
                             NET ASSET VALUE,      NET        UNREALIZED     TOTAL FROM    FROM NET         FROM
                                BEGINNING      INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   INVESTMENT   NET REALIZED        TOTAL
                                OF PERIOD        INCOME       INVESTMENTS    OPERATIONS   INCOME(1)    CAPITAL GAINS   DISTRIBUTIONS
                             ---------------   ----------   ------------     ----------   ----------   -------------   -------------
FLEXIBLE INCOME PORTFOLIO

CLASS A
04/30/03 (unaudited)             $10.17         $0.21(7)         $0.37         $0.58      $(0.21)        $(0.01)           $(0.22)
10/31/02                          10.71          0.45(7)         (0.48)        (0.03)      (0.43)         (0.08)            (0.51)
10/31/01                          11.06          0.50(7)         (0.04)         0.46       (0.61)         (0.20)            (0.81)
10/31/00                          10.75          0.47(7)          0.42          0.89       (0.55)         (0.03)            (0.58)
10/31/99                          10.63          0.40(7)          0.57(8)       0.97       (0.48)         (0.37)            (0.85)
10/31/98(5)                       10.79          0.12            (0.15)        (0.03)      (0.13)            --             (0.13)
06/30/98                          10.57          0.45             0.67          1.12       (0.66)         (0.24)            (0.90)

CLASS B
04/30/03 (unaudited)              10.15          0.17(7)          0.37          0.54       (0.17)         (0.01)            (0.18)
10/31/02                          10.71          0.38(7)         (0.50)        (0.12)      (0.36)         (0.08)            (0.44)
10/31/01                          11.06          0.42(7)         (0.04)         0.38       (0.53)         (0.20)            (0.73)
10/31/00                          10.75          0.39(7)          0.42          0.81       (0.47)         (0.03)            (0.50)
10/31/99                          10.63          0.33(7)          0.56(8)       0.89       (0.40)         (0.37)            (0.77)
10/31/98(5)                       10.79          0.10            (0.16)        (0.06)      (0.10)            --             (0.10)
06/30/98                          10.57          0.31             0.73          1.04       (0.58)         (0.24)            (0.82)

CLASS C
04/30/03 (unaudited)              10.13          0.17(7)          0.37          0.54       (0.18)         (0.01)            (0.19)
10/31/02(6)                       10.54          0.24(7)         (0.43)        (0.19)      (0.22)            --             (0.22)

CONSERVATIVE BALANCED PORTFOLIO

CLASS A
04/30/03 (unaudited)             $ 8.83         $0.16(7)         $0.34         $0.50      $(0.15)           $--            $(0.15)
10/31/02                           9.43          0.33            (0.61)        (0.28)      (0.32)            --             (0.32)
10/31/01                           9.96          0.34(7)         (0.44)        (0.10)      (0.43)            --             (0.43)
10/31/00                           9.94          0.51(7)          0.02(8)       0.53       (0.50)         (0.01)            (0.51)
10/31/99                          10.25          0.56            (0.27)         0.29       (0.58)         (0.02)            (0.60)
10/31/98(5)                       10.34          0.19            (0.09)         0.10       (0.19)            --             (0.19)
06/30/98                          10.13          0.64             0.22          0.86       (0.65)            --             (0.65)

CLASS B
04/30/03 (unaudited)               8.82          0.12(7)          0.35          0.47       (0.12)            --             (0.12)
10/31/02                           9.43          0.27            (0.62)        (0.35)      (0.26)            --             (0.26)
10/31/01                           9.96          0.27(7)         (0.44)        (0.17)      (0.36)            --             (0.36)
10/31/00                           9.94          0.44(7)          0.02(8)       0.46       (0.43)         (0.01)            (0.44)
10/31/99                          10.25          0.50            (0.29)         0.21       (0.50)         (0.02)            (0.52)
10/31/98(5)                       10.34          0.16            (0.09)         0.07       (0.16)            --             (0.16)
06/30/98                          10.13          0.56             0.22          0.78       (0.57)            --             (0.57)

CLASS C
04/30/03 (unaudited)               8.80          0.12(7)          0.36          0.48       (0.13)            --             (0.13)
10/31/02(6)                        9.39          0.16            (0.60)        (0.44)      (0.15)            --             (0.15)


                                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                        ----------------------------------------------------------------------------
                                                                                                                      RATIO OF
                                                                                                                       OPERATING
                                                                                                                     EXPENSES TO
                                                                                                                        AVERAGE
                                                                                                                     NET ASSETS
                                                                                                                      WITHOUT FEE
                                                                                                                   WAIVERS, EXPENSES
                                                                           RATIO OF       RATIO OF                     REIMBURSED
                                                                          OPERATING    NET INVESTMENT                 AND/OR FEES
                                 NET                      NET ASSETS,     EXPENSES TO     INCOME TO    PORTFOLIO  REDUCED BY CREDITS
                              ASSET VALUE,    TOTAL     END OF PERIOD    AVERAGE NET     AVERAGE NET   TURNOVER     ALLOWED BY THE
                             END OF PERIOD   RETURN(2)    (IN 000'S)      ASSETS(3)         ASSETS       RATE       CUSTODIAN(3)(4)
                             -------------   ---------  -------------    ------------  -------------   ---------  -----------------
FLEXIBLE INCOME PORTFOLIO

CLASS A
04/30/03 (unaudited)             $10.53        5.80%        $177,391       1.03%(9)       4.11%(9)           2%            1.03%(9)
10/31/02                          10.17       (0.37)%        144,710       1.06%          4.41%              9%            1.06%
10/31/01                          10.71        3.67%         110,680       1.06%          4.61%              7%            1.06%
10/31/00                          11.06        8.56%         129,386       1.06%          4.28%             27%            1.06%
10/31/99                          10.75        9.39%         194,404       1.00%          3.86%             31%            1.06%
10/31/98(5)                       10.63       (0.26)%          9,766       0.95%(9)       3.62%(9)          15%            1.37%(9)
06/30/98                          10.79       11.07%           8,808       0.95%          4.07%             24%            1.23%

CLASS B
04/30/03 (unaudited)              10.51        5.33%         320,692       1.79%(9)       3.35%(9)           2%            1.79%(9)
10/31/02                          10.15       (1.08)%        244,999       1.81%          3.66%              9%            1.81%
10/31/01                          10.71        2.92%         146,555       1.79%          3.88%              7%            1.79%
10/31/00                          11.06        7.76%          77,238       1.80%          3.54%             27%            1.80%
10/31/99                          10.75        8.60%          46,821       1.75%          3.11%             31%            1.81%
10/31/98(5)                       10.63       (0.51)%         11,142       1.70%(9)       2.87%(9)          15%            2.12%(9)
06/30/98                          10.79       10.24%           7,684       1.70%          3.32%             24%            1.98%

CLASS C
04/30/03 (unaudited)              10.48        5.42%          47,535       1.77%(9)       3.37%(9)           2%            1.77%(9)
10/31/02(6)                       10.13       (1.78)%         20,677       1.81%(9)       3.66%(9)           9%            1.81%(9)

CONSERVATIVE BALANCED
  PORTFOLIO

CLASS A
04/30/03 (unaudited)             $ 9.18        5.74%         $48,829       1.05%(9)       3.54%(9)           4%            1.11%(9)
10/31/02                           8.83       (3.06)%         31,070       1.05%          3.67%              9%            1.17%
10/31/01                           9.43       (0.99)%         12,257       1.16%          3.65%             18%            1.30%
10/31/00                           9.96        5.52%           4,557       1.32%          5.16%             59%            1.32%
10/31/99                           9.94        2.89%           7,297       1.00%          5.57%             51%            1.24%
10/31/98(5)                       10.25        0.96%           7,611       0.95%(9)       5.40%(9)          22%            1.53%(9)
06/30/98                          10.34        8.71%           7,793       0.95%          6.23%             14%            1.25%

CLASS B
04/30/03 (unaudited)               9.17        5.36%          82,612       1.81%(9)       2.78%(9)           4%            1.87%(9)
10/31/02                           8.82       (3.77)%         58,054       1.80%          2.92%              9%            1.92%
10/31/01                           9.43       (1.71)%         30,554       1.89%          2.92%             18%            2.03%
10/31/00                           9.96        4.76%          10,947       2.04%          4.44%             59%            2.04%
10/31/99                           9.94        2.05%          13,443       1.74%          4.83%             51%            1.98%
10/31/98(5)                       10.25        0.70%           5,698       1.70%(9)       4.65%(9)          22%            2.28%(9)
06/30/98                          10.34        7.90%           4,084       1.70%          5.48%             14%            2.01%

CLASS C
04/30/03 (unaudited)               9.15        5.46%          25,459       1.77%(9)       2.82%(9)           4%            1.83%(9)
10/31/02(6)                        8.80       (4.70)%         10,505       1.78%(9)       2.94%(9)           9%            1.90%(9)


                       See Notes to Financial Statements.


                                   8-9 spread

FINANCIAL highlights

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                    INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                              -----------------------------------------   -----------------------------------------
                                                              NET REALIZED
                                                                  AND                      DIVIDENDS    DISTRIBUTIONS
                             NET ASSET VALUE,      NET        UNREALIZED     TOTAL FROM    FROM NET         FROM
                                BEGINNING      INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   INVESTMENT   NET REALIZED        TOTAL
                                OF PERIOD        INCOME       INVESTMENTS    OPERATIONS   INCOME(1)    CAPITAL GAINS   DISTRIBUTIONS
                             ---------------   ----------   --------------   ----------   ----------   --------------  ------------
BALANCED PORTFOLIO

CLASS A
04/30/03 (unaudited)             $10.24          $0.13           $0.41         $0.54       $(0.14)         $--            $(0.14)
10/31/02                          11.63           0.28           (1.08)        (0.80)       (0.33)         (0.26)          (0.59)
10/31/01                          13.55           0.33(7)        (1.27)        (0.94)       (0.51)         (0.47)          (0.98)
10/31/00                          12.22           0.28(7)         1.53          1.81        (0.48)          --             (0.48)
10/31/99                          11.02           0.19(7)         2.39          2.58        (0.44)         (0.94)          (1.38)
10/31/98(5)                       11.63           0.05           (0.61)        (0.56)       (0.05)          --             (0.05)
06/30/98                          10.95           0.22            1.25          1.47        (0.68)         (0.11)          (0.79)

CLASS B
04/30/03 (unaudited)              10.22           0.09            0.41          0.50        (0.10)          --             (0.10)
10/31/02                          11.62           0.20           (1.09)        (0.89)       (0.25)         (0.26)          (0.51)
10/31/01                          13.54           0.23(7)        (1.27)        (1.04)       (0.41)         (0.47)          (0.88)
10/31/00                          12.21           0.18(7)         1.55          1.73        (0.40)          --             (0.40)
10/31/99                          11.02           0.11(7)         2.38          2.49        (0.36)         (0.94)          (1.30)
10/31/98(5)                       11.63           0.02           (0.61)        (0.59)       (0.02)          --             (0.02)
06/30/98                          10.95           0.17            1.22          1.39        (0.60)         (0.11)          (0.71)

CLASS C
04/30/03 (unaudited)              10.20           0.09            0.41          0.50        (0.11)          --             (0.11)
10/31/02(6)                       11.35           0.13           (1.15)        (1.02)       (0.13)          --             (0.13)

CONSERVATIVE GROWTH
PORTFOLIO

CLASS A
04/30/03 (unaudited)             $10.37          $0.10           $0.43         $0.53       $(0.10)        $(0.03)         $(0.13)
10/31/02                          12.35           0.16(7)        (1.52)        (1.36)       (0.22)         (0.40)          (0.62)
10/31/01                          15.52           0.20(7)        (2.34)        (2.14)       (0.58)         (0.45)          (1.03)
10/31/00                          13.43           0.12(7)         2.40          2.52        (0.43)          --             (0.43)
10/31/99                          10.97           0.06(7)         3.70          3.76        (0.42)         (0.88)          (1.30)
10/31/98(5)                       11.84           0.01           (0.88)        (0.87)        --             --              --
06/30/98                          10.86           0.13(7)         1.42          1.55        (0.51)         (0.06)          (0.57)

CLASS B
04/30/03 (unaudited)              10.14           0.05            0.43          0.48        (0.06)         (0.03)          (0.09)
10/31/02                          12.10           0.08(7)        (1.50)        (1.42)       (0.14)         (0.40)          (0.54)
10/31/01                          15.17           0.09(7)        (2.28)        (2.19)       (0.43)         (0.45)          (0.88)
10/31/00                          13.21           0.00(7)(10)     2.37          2.37        (0.38)          --             (0.41)
10/31/99                          10.85          (0.03)(7)        3.61          3.58        (0.13)         (0.88)          (1.22)
10/31/98(5)                       11.74          (0.03)          (0.86)        (0.89)        --             --              --
06/30/98                          10.80           0.04(7)         1.43          1.47        (0.08)         (0.06)          (0.53)

CLASS C
04/30/03 (unaudited)              10.10           0.06            0.43          0.49        (0.07)         (0.03)          (0.10)
10/31/02(6)                       11.79           0.05(7)        (1.66)        (1.61)       (0.08)          --             (0.08)


                                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                         --------------------------------------------------------------------------
                                                                                                                       RATIO OF
                                                                                                                      OPERATING
                                                                                                                     EXPENSES TO
                                                                                                                       AVERAGE
                                                                                                                     NET ASSETS
                                                                                                                    WITHOUT FEE
                                                                                                                 WAIVERS, EXPENSES
                                                                          RATIO OF        RATIO OF                   REIMBURSED
                                                                         OPERATING     NET INVESTMENT               AND/OR FEES
                           NET                             NET ASSETS,   EXPENSES TO      INCOME TO   PORTFOLIO   REDUCED BY CREDITS
                        ASSET VALUE,                     END OF PERIOD  AVERAGE NET      AVERAGE NET  TURNOVER     ALLOWED BY THE
                       END OF PERIOD   TOTAL RETURN(2)     (IN 000'S)    ASSETS(3)          ASSETS      RATE      CUSTODIAN(3)(4)
                       -------------   ---------------   -------------  ------------  --------------- ---------   ------------------
BALANCED PORTFOLIO

CLASS A
04/30/03 (unaudited)      $10.64           5.28%             $510,224      1.03%(9)       2.60%(9)       6%            1.03%(9)
10/31/02                   10.24          (7.32)%             423,478      1.04%          2.55%         19%            1.04%
10/31/01                   11.63          (7.28)%             380,681      1.02%          2.63%          6%            1.02%
10/31/00                   13.55          15.11%              391,655      1.03%          2.05%         22%            1.03%
10/31/99                   12.22          25.16%              333,639      1.03%          1.66%         39%            1.04%
10/31/98(5)                11.02          (4.85)%              93,491      0.95%(9)       1.22%(9)       3%            1.02%(9)
06/30/98                   11.63          14.32%              101,726      0.95%          2.14%         29%            1.00%

CLASS B
04/30/03 (unaudited)       10.62           4.90%              836,893      1.80%(9)       1.83%(9)       6%            1.80%(9)
10/31/02                   10.22          (8.03)%             743,953      1.80%          1.79%         19%            1.80%
10/31/01                   11.62          (7.98)%             670,318      1.78%          1.87%          6%            1.78%
10/31/00                   13.54          14.26%              549,849      1.77%          1.31%         22%            1.77%
10/31/99                   12.21          24.22%              237,438      1.77%          0.92%         39%            1.78%
10/31/98(5)                11.02          (5.09)%             110,626      1.70%(9)       0.47%(9)       3%            1.77%(9)
06/30/98                   11.63          13.47%              114,944      1.70%          1.39%         29%            1.75%

CLASS C
04/30/03 (unaudited)       10.59           4.89%              107,304      1.76%(9)       1.87%(9)       6%            1.76%(9)
10/31/02(6)                10.20          (9.00)%              54,745      1.80%(9)       1.79%(9)      19%            1.80%(9)

CONSERVATIVE GROWTH
PORTFOLIO

CLASS A
04/30/03 (unaudited)      $10.77           5.16%             $400,513      1.08%(9)       1.86%(9)       8%            1.08%(9)
10/31/02                   10.37         (11.72)%             347,297      1.06%          1.41%         14%            1.06%
10/31/01                   12.35         (14.31)%             319,583      1.03%          1.45%          5%            1.03%
10/31/00                   15.52          18.89%              341,685      1.02%          0.76%         17%            1.02%
10/31/99                   13.43          36.54%              249,650      1.02%          0.48%         16%            1.03%
10/31/98(5)                10.97          (7.35)%             100,024      0.95%(9)       0.05%(9)       9%            1.03%(9)
06/30/98                   11.84          15.18%              114,946      0.95%          1.17%         28%            1.00%

CLASS B
04/30/03 (unaudited)       10.53           4.78%              651,998      1.85%(9)       1.09%(9)       8%            1.85%(9)
10/31/02                   10.14         (12.46)%             623,852      1.82%          0.65%         14%            1.82%
10/31/01                   12.10         (14.93)%             636,145      1.79%          0.69%          5%            1.79%
10/31/00                   15.17          18.07%              604,460      1.77%          0.01%         17%            1.77%
10/31/99                   13.21          34.98%              263,911      1.77%         (0.27)%        16%            1.78%
10/31/98(5)                10.85          (7.58)%             155,064      1.70%(9)      (0.70)%(9)      9%            1.78%(9)
06/30/98                   11.74          14.44%              169,269      1.70%          0.40%         28%            1.74%

CLASS C
04/30/03 (unaudited)       10.49           4.90%               85,057      1.79%(9)       1.15%(9)       8%            1.79%(9)
10/31/02(6)                10.10         (13.72)%              48,424      1.82%(9)       0.65%(9)      14%            1.82%(9)


                       See Notes to Financial Statements.

                                  10-11 spread

FINANCIAL highlights

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                              -----------------------------------------   -----------------------------------------
                                                              NET REALIZED
                                                                  AND                      DIVIDENDS    DISTRIBUTIONS
                             NET ASSET VALUE,      NET        UNREALIZED     TOTAL FROM    FROM NET         FROM
                                BEGINNING      INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   INVESTMENT   NET REALIZED        TOTAL
                                OF PERIOD     INCOME/LOSS     INVESTMENTS    OPERATIONS   INCOME(1)    CAPITAL GAINS   DISTRIBUTIONS
                             ---------------   ----------   --------------   ----------   ----------   --------------  -------------
STRATEGIC GROWTH PORTFOLIO

CLASS A
04/30/03 (unaudited)             $10.59        $0.05(7)        $0.45         $0.50          $--          $(0.09)         $(0.09)
10/31/02                          13.10         0.03(7)        (1.92)        (1.89)         (0.14)        (0.48)          (0.62)
10/31/01                          17.11         0.05(7)        (3.21)        (3.16)         (0.47)        (0.38)          (0.85)
10/31/00                          14.61        (0.04)(7)        3.07          3.03          (0.53)         --             (0.53)
10/31/99                          11.67        (0.03)(7)        4.36          4.33          (0.41)        (0.98)          (1.39)
10/31/98(5)                       12.66        (0.02)(7)       (0.97)        (0.99)          --            --              --
06/30/98                          11.26         0.00(7)(10)     2.12          2.12          (0.68)        (0.04)          (0.72)

CLASS B
04/30/03 (unaudited)              10.32         0.01(7)         0.44          0.45           --           (0.09)          (0.09)
10/31/02                          12.78        (0.06)(7)       (1.88)        (1.94)         (0.04)        (0.48)          (0.52)
10/31/01                          16.75        (0.06)(7)       (3.14)        (3.20)         (0.39)        (0.38)          (0.77)
10/31/00                          14.40        (0.16)(7)        3.02          2.86          (0.51)         --             (0.51)
10/31/99                          11.52        (0.13)(7)        4.31          4.18          (0.32)        (0.98)          (1.30)
10/31/98(5)                       12.53        (0.05)(7)       (0.96)        (1.01)          --            --              --
06/30/98                          11.19        (0.09)(7)        2.11          2.02          (0.64)        (0.04)          (0.68)

CLASS C
04/30/03 (unaudited)              10.32         0.01(7)         0.45          0.46           --           (0.09)          (0.09)
10/31/02(6)                       12.50        (0.04)(7)       (2.14)        (2.18)          --            --              --




                                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                        ---------------------------------------------------------------------------
                                                                                                                      RATIO OF
                                                                                                                      OPERATING
                                                                                                                     EXPENSES TO
                                                                                                                     AVERAGE NET
                                                                                                                 ASSETS WITHOUT FEE
                                                                                                                   WAIVERS, EXPENSES
                                                                          RATIO OF       RATIO OF                     REIMBURSED
                                                                         OPERATING    NET INVESTMENT                  AND/OR FEES
                           NET                           NET ASSETS,     EXPENSES TO INCOME/(LOSS)TO  PORTFOLIO   REDUCED BY CREDITS
                        ASSET VALUE,                   END OF PERIOD    AVERAGE NET     AVERAGE NET   TURNOVER      ALLOWED BY THE
                       END OF PERIOD  TOTAL RETURN(2)    (IN 000'S)      ASSETS(3)         ASSETS       RATE        CUSTODIAN(3)(4)
                       ------------   ---------------  --------------   ------------  --------------  ---------  ------------------
STRATEGIC GROWTH
PORTFOLIO

CLASS A
04/30/03 (unaudited)    $11.00            4.69%          $188,383          1.19%(9)     0.92%(9)         8%           1.19%(9)
10/31/02                 10.59          (15.45)%          166,354          1.13%         0.23%          10%           1.13%
10/31/01                 13.10          (19.03)%          153,857          1.08%         0.34%           2%           1.08%
10/31/00                 17.11           20.84%           142,241          1.06%       (0.21)%          15%           1.06%
10/31/99                 14.61           39.55%            74,678          1.07%       (0.21)%          20%           1.09%
10/31/98(5)              11.67           (7.82)%           19,690          0.95%(9)    (0.53)%(9)       10%           1.13%(9)
06/30/98                 12.66           20.11%            18,330          0.94%         0.01%          23%           1.08%

CLASS B
04/30/03 (unaudited)     10.68            4.32%           369,092          1.93%(9)     0.18%(9)         8%           1.93%(9)
10/31/02                 10.32          (16.04)%          350,982          1.87%       (0.51)%          10%           1.87%
10/31/01                 12.78          (19.70)%          384,566          1.84%       (0.42)%           2%           1.84%
10/31/00                 16.75           19.95%           363,910          1.81%       (0.96)%          15%           1.81%
10/31/99                 14.40           38.60%           130,522          1.83%       (0.97)%          20%           1.85%
10/31/98(5)              11.52           (8.06)%           51,752          1.70%(9)    (1.28)%(9)       10%           1.88%(9)
06/30/98                 12.53           19.24%            51,173          1.68%       (0.74)%          23%           1.83%

CLASS C
04/30/03 (unaudited)     10.69            4.42%            44,132          1.85%(9)      0.26%(9)        8%           1.85%(9)
10/31/02(6)              10.32          (17.44)%           26,645          1.85%(9)     (0.49)%(9)      10%           1.85%(9)


------------------------

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  Fiscal year end changed to October 31 from June 30.

(6)  All Portfolios commenced offering Class C shares on March 1, 2002.

(7)  Per share numbers have been calculated using the average shares method.

(8) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

(9)  Annualized.

(10) Amount represents less than $0.01 per share.


                       See Notes to Financial Statements.


                                  12-13 spread

PORTFOLIOS of INVESTMENTS

FLEXIBLE INCOME PORTFOLIO

APRIL 30, 2003 (UNAUDITED)


   SHARES                                                      VALUE
   ------                                                      -----

 INVESTMENT COMPANY SECURITIES -- 99.5%
   1,298,874   WM Equity Income Fund ..................     $17,430,886
   2,265,827   WM Growth & Income Fund ................      43,435,900
   1,846,191   WM Growth Fund .........................      22,468,141
   5,501,485   WM High Yield Fund .....................      40,931,052
  17,728,929   WM Income Fund .........................     167,715,668
   1,029,834   WM Mid Cap Stock Fund ..................      13,408,443
     539,616   WM REIT Fund ...........................       5,644,388
  29,515,096   WM Short Term Income Fund ..............      71,131,382
   1,187,812   WM Small Cap Stock Fund ................      10,607,165
  12,726,996   WM U.S. Government Securities Fund .....     141,906,008
     321,834   WM West Coast Equity Fund ..............       8,020,104
                                                            -----------

               Total Investment Company Securities
                (Cost $536,883,426) ...................     542,699,137
                                                            -----------

    PRINCIPAL
     AMOUNT
    ---------

 REPURCHASE AGREEMENT-- 0.3%
   (Cost $1,706,000)

$  1,706,000   Agreement with Goldman Sachs Group, Inc.,
                  1.080% dated 04/30/2003, to be
                  repurchased at $1,706,051 on
                  05/01/2003, collateralized by
                  $1,616,837 U.S. Treasury Notes,
                  having various interest rates and
                  maturities
                  (Market Value $1,740,843) ...........       1,706,000
                                                            -----------

TOTAL INVESTMENTS
     (Cost $538,589,426*) .....................    99.8%    544,405,137

OTHER ASSETS AND LIABILITIES (NET) ............     0.2       1,212,222
                                                  -----    ------------
NET ASSETS ....................................   100.0%   $545,617,359
                                                  =====    ============

--------------

* Aggregate cost for federal tax purposes.



CONSERVATIVE BALANCED PORTFOLIO

APRIL 30, 2003 (UNAUDITED)


   SHARES                                                      VALUE
   ------                                                      -----

 NVESTMENT COMPANY SECURITIES -- 98.5%
     653,656   WM Equity Income Fund ..................    $ 8,772,057
     777,926   WM Growth & Income Fund ................     14,912,848
     899,538   WM Growth Fund .........................     10,947,383
   1,609,639   WM High Yield Fund .....................     11,975,712
   4,596,939   WM Income Fund .........................     43,487,043
     617,477   WM International Growth Fund ...........      4,174,142
     412,998   WM Mid Cap Stock Fund ..................      5,377,230
     295,906   WM REIT Fund ...........................      3,095,178
   4,682,192   WM Short Term Income Fund ..............     11,284,082
     417,190   WM Small Cap Stock Fund ................      3,725,505
   2,875,243   WM U.S. Government Securities Fund .....     32,058,955
     191,963   WM West Coast Equity Fund ..............      4,783,728
                                                           -----------
               Total Investment Company Securities
                  (Cost $152,977,800) .................    154,593,863
                                                           -----------

    PRINCIPAL
     AMOUNT
    ---------

 REPURCHASE AGREEMENT-- 1.0%
   (Cost $1,577,000)

$  1,577,000   Agreement with Goldman Sachs Group, Inc.,
                  1.080% dated 04/30/2003, to be
                  repurchased at $1,577,047 on
                  05/01/2003, collateralized by
                  $1,494,579 U.S. Treasury Notes,
                  having various interest rates and
                  maturities
                  (Market Value $1,609,208) ...........      1,577,000
                                                           -----------

TOTAL INVESTMENTS
     (Cost $154,554,800*) .....................  99.5%     156,170,863

OTHER ASSETS AND LIABILITIES (NET) ............   0.5          728,718
                                                -----     ------------
NET ASSETS .................................... 100.0%    $156,899,581
                                                =====     ============

-------------

* Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIOS of INVESTMENTS

BALANCED PORTFOLIO

APRIL 30, 2003 (UNAUDITED)

   SHARES                                                      VALUE
   ------                                                      -----

 INVESTMENT COMPANY SECURITIES -- 96.8%
   9,989,453   WM Equity Income Fund ..................   $134,058,460
  10,827,116   WM Growth & Income Fund ................    207,555,807
  13,039,082   WM Growth Fund .........................    158,685,630
  13,013,072   WM High Yield Fund .....................     96,817,255
  26,998,559   WM Income Fund .........................    255,406,364
  10,717,955   WM International Growth Fund ...........     72,453,373
   6,058,338   WM Mid Cap Stock Fund ..................     78,879,565
   4,158,357   WM REIT Fund ...........................     43,496,410
   8,722,295   WM Short Term Income Fund ..............     21,020,731
   6,640,872   WM Small Cap Stock Fund ................     59,302,989
  18,661,962   WM U.S. Government Securities Fund  ....    208,080,872
   2,921,644   WM West Coast Equity Fund ..............     72,807,368
                                                         -------------
               Total Investment Company Securities
                  (Cost $1,501,363,311) ...............  1,408,564,824
                                                         -------------

    PRINCIPAL
     AMOUNT
    ---------

 REPURCHASE AGREEMENT-- 3.1%
   (Cost $44,369,000)

$ 44,369,000   Agreement with Goldman Sachs Group, Inc.,
                  1.080% dated 04/30/2003, to be
                  repurchased at $44,370,331 on
                  05/01/2003, collateralized by
                  $42,050,076 U.S. Treasury Notes,
                  having various interest rates and
                  maturities
                  (Market Value $45,275,175) ..........     44,369,000
                                                         -------------

TOTAL INVESTMENTS
     (Cost $1,545,732,311*) ..................    99.9%  1,452,933,824

OTHER ASSETS AND LIABILITIES (NET) ...........     0.1       1,487,683
                                                 -----  --------------
NET ASSETS ...................................   100.0% $1,454,421,507
                                                 =====  ==============

--------------

* Aggregate cost for federal tax purposes.



CONSERVATIVE GROWTH PORTFOLIO

APRIL 30, 2003 (UNAUDITED)


   SHARES                                                      VALUE
   ------                                                      -----

 INVESTMENT COMPANY SECURITIES -- 99.7%
   9,915,583   WM Equity Income Fund ..................   $133,067,117
  11,698,322   WM Growth & Income Fund ................    224,256,825
  13,938,005   WM Growth Fund .........................    169,625,523
   9,448,941   WM High Yield Fund .....................     70,300,124
  12,585,277   WM Income Fund .........................    119,056,724
  11,267,520   WM International Growth Fund ...........     76,168,435
   6,417,918   WM Mid Cap Stock Fund ..................     83,561,296
   4,309,716   WM REIT Fund ...........................     45,079,630
   7,353,221   WM Small Cap Stock Fund ................     65,664,262
   6,193,386   WM U.S. Government Securities Fund .....     69,056,250
   3,164,573   WM West Coast Equity Fund ..............     78,861,159
                                                         -------------
               Total Investment Company Securities
                  (Cost $1,295,679,465) ...............  1,134,697,345
                                                         -------------

    PRINCIPAL
     AMOUNT
    ---------

 REPURCHASE AGREEMENT-- 0.2%
   (Cost $2,221,000)

$  2,221,000   Agreement with Goldman Sachs Group, Inc.,
                  1.080% dated 04/30/2003, to be
                  repurchased at $2,221,067 on
                  05/01/2003, collateralized by
                  $2,104,921 U.S. Treasury Notes,
                  having various interest rates and
                  maturities
                  (Market Value $2,266,361) ...........      2,221,000
                                                         -------------

TOTAL INVESTMENTS
     (Cost $1,297,900,465*) ................  99.9%      1,136,918,345
                                             -----       -------------
OTHER ASSETS AND LIABILITIES (NET) .........   0.1             649,658
                                             -----       -------------
NET ASSETS ................................. 100.0%     $1,137,568,003
                                             =====       =============

--------------

* Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

STRATEGIC GROWTH PORTFOLIO

APRIL 30, 2003 (UNAUDITED)


   SHARES                                                      VALUE
   ------                                                      -----


 INVESTMENT COMPANY SECURITIES -- 99.9%
   5,417,477   WM Equity Income Fund ..................    $72,702,536
   7,728,535   WM Growth & Income Fund ................    148,156,018
   8,330,549   WM Growth Fund .........................    101,382,787
   4,933,322   WM High Yield Fund .....................     36,703,919
   7,662,540   WM International Growth Fund ...........     51,798,770
   5,215,291   WM Mid Cap Stock Fund  .................     67,903,090
   2,265,903   WM REIT Fund  ..........................     23,701,347
   4,971,869   WM Small Cap Stock Fund ................     44,398,789
   2,162,627   WM West Coast Equity Fund  .............     53,892,663
                                                           -----------
               Total Investment Company Securities
                  (Cost $753,252,123) .................    600,639,919
                                                           -----------

    PRINCIPAL
     AMOUNT
    ---------

 REPURCHASE AGREEMENT-- 0.3%
   (Cost $2,030,000)

$  2,030,000   Agreement with Goldman Sachs Group, Inc.,
                  1.080% dated 04/30/2003, to be
                  repurchased at $2,030,061 on
                  05/01/2003, collateralized by
                  $1,923,903 U.S. Treasury Notes,
                  having various interest rates and
                  maturities
                  (Market Value $2,071,460) ...........      2,030,000
                                                           -----------

TOTAL INVESTMENTS
     (Cost $755,282,123*) ....................    100.2%   602,669,919

OTHER ASSETS AND LIABILITIES (NET) ...........     (0.2)    (1,062,409)
                                                  -----    ------------
NET ASSETS ...................................    100.0%   $601,607,510
                                                  =====    ============

--------------

* Aggregate cost for federal tax purposes.



                       See Notes to Financial Statements.

NOTES to FINANCIAL statements (unaudited)

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS


1.   ORGANIZATION AND BUSINESS

WM Strategic Asset Management Portfolios, LLC (the "LLC") was organized under the laws of the Commonwealth of Massachusetts on March 12, 1999 as a limited liability company. The LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The LLC offers five portfolios; Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios (each a "Portfolio" and collectively, the "Portfolios").

The LLC is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Portfolio offers three classes of shares:
Class A shares, Class B shares and Class C shares. Class A shares are subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months from the date of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years from the date of purchase. Class C shares are subject to an initial sales charge at the time of purchase and are subject to a CDSC if redeemed within one year from the date of purchase.

Each of the Portfolios invests, within certain percentage ranges, in Class I shares of various funds in the WM Group of Funds (collectively, the "Underlying Funds"). WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Portfolios. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments.


2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.


PORTFOLIO VALUATION:
Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost which approximates market value.


REPURCHASE AGREEMENTS:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS



SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.


Interest income on debt securities is accrued daily. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio based upon the relative average net assets of each class.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income of the Flexible Income, Conservative Balanced, Balanced and Conservative Growth Portfolios are declared and paid quarterly. Dividends from any net investment income of the Strategic Growth Portfolio are declared and paid annually. Distributions of any net capital gains earned by a Portfolio are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investments held by the Portfolios, redesignated distributions and differing characterization of distributions made by each Portfolio.



FEDERAL INCOME TAXES:
It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.



EXPENSES:
General expenses of the LLC are allocated to all the Portfolios based upon the relative average net assets of each Portfolio except printing and postage expenses, which are allocated to all the Portfolios based upon the relative number of shareholder accounts of each Portfolio. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.


3.   INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the LLC. As such, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Portfolio at the following rates:



                                                         FROM
                                                      $1 BILLION
                                         FROM $0          TO           OVER
  NAME OF PORTFOLIO                   TO $1 BILLION   $3 BILLION    $3 BILLION
                                     -------------   ------------   -----------
  Flexible Income Portfolio ........     0.650%          0.600%        0.550%
  Conservative Balanced Portfolio ..     0.650%          0.600%        0.550%
  Balanced Portfolio ...............     0.650%          0.600%        0.550%
  Conservative Growth Portfolio ....     0.650%          0.600%        0.550%
  Strategic Growth Portfolio .......     0.650%          0.600%        0.550%

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The Advisor has voluntarily waived $40,720 of its advisory fees for the Conservative Balanced Portfolio for the six months ended April 30, 2003. WM Shareholder Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Washington Mutual, serves as the transfer agent of the Portfolios. Fees were paid to the Transfer Agent for services related to the issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized annual shareholder servicing fee is $19.68 for Class A, Class B and Class C shareholder accounts, with the exception of the Flexible Income Portfolio, which is $20.21. Prior to December 1, 2002, the authorized annual shareholder servicing fee was $20.52 for Class A, Class B and Class C shareholder accounts, with the exception of the Flexible Income Portfolio, which was $22.70.


Custodian fees for certain Portfolios have been reduced by credits allowed by the custodian for uninvested cash balances. These Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2003 are shown separately in the Statements of Operations.


4.   TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the LLC for serving as an officer or Trustee of the LLC. The LLC, together with other mutual funds advised by WM Advisors, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the LLC. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 39 funds within the WM Group of Funds.


5.   DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares of the Portfolios. For the six months ended April 30, 2003, the Distributor received $906,050 representing commissions (front end sales charges) on Class A and Class C shares and $2,793,718 representing CDSC fees from Class A, Class B and Class C shares.

Each of the Portfolios has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Portfolio (each, a "Rule 12b-1 Plan"), respectively. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class C shares at an annual rate of 0.75% of the average daily net assets of each class. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The service fee is paid by the Portfolio to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the LLC, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.


6.   PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of purchases and proceeds from sales of Underlying Funds for the six months ended April 30, 2003, were as follows:



  NAME OF PORTFOLIO                             PURCHASES          SALES
  -----------------                             ---------          -----
  Flexible Income Portfolio .................  $126,075,532      $ 9,980,000
  Conservative Balanced Portfolio ...........    55,581,899        4,550,000
  Balanced Portfolio ........................   244,034,855       71,072,000
  Conservative Growth Portfolio .............   157,700,126       85,378,800
  Strategic Growth Portfolio ................    78,129,191       43,569,000

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

At April 30, 2003 aggregate gross unrealized appreciation for all Underlying Funds in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all Underlying Funds in which there was an excess of tax cost over value were as follows:

                                               TAX BASIS          TAX BASIS
                                              UNREALIZED         UNREALIZED
     NAME OF PORTFOLIO                       APPRECIATION       DEPRECIATION
     ----------------                       -------------       -------------
     Flexible Income Portfolio ............   $13,609,883       $  7,794,172
     Conservative Balanced Portfolio ......     2,907,168          1,291,105
     Balanced Portfolio ...................    36,053,458        128,851,945
     Conservative Growth Portfolio ........    26,147,072        187,129,192
     Strategic Growth Portfolio ...........    10,244,704        162,856,908


7. RISK FACTORS OF THE PORTFOLIOS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices, each with inherent risks.

The officers and Trustees, the Advisor, the Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

-------------------------------------------------------------------------------
LOGO: WM                                                         PRSRT STD
GroupofFunds                                                    U.S. Postage
P.O. Box 9757                                                     PAID
Providence, RI  02940-9757                                     N. READING, MA
                                                                PERMIT #105








LOGO:
Printed on recycled paper
                                                            WMSAMSAR (06/27/03)

Item 9. Controls and Procedures:

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect those controls subsequent to the date of their evaluation.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Strategic Asset Management Portfolios, LLC

By: /s/William G. Papesh
President
June 30, 2003

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Strategic Asset Management Portfolios, LLC
/s/John T. West
Chief Financial Officer
June 30, 2003

/s/William G. Papesh
President
June 30, 2003